TAXATION - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 11,451,272	$ 7,643,486
Valuation allowance	(8,552,068)	(5,571,542)
Total deferred tax assets	2,899,204	2,071,944
Deferred tax liabilities	(72,980,523)	(16,749,935)
Net deferred tax liabilities	(70,081,319)	(14,677,991)
Increase in valuation allowance	2,980,526	1,386,577
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards subject to expiration	29,500,000	17,400,000
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,966,924	4,686,002
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,245,164	2,598,470
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,185	146,724
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	153,007	161,508
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,051,992	50,782
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,071,445)	(81,156)
Amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(64,197,066)	(14,905,067)
Debt financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,821,085)	(1,713,700)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (890,927)	$ (50,012)